Cover Cover	Aug. 29, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 29, 2025
Entity Registrant Name	NEW YORK MORTGAGE TRUST, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-32216
Entity Tax Identification Number	47-0934168
Entity Address, Address Line One	90 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	212
Local Phone Number	792-0107
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001273685
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Common Stock, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NYMT
Security Exchange Name	NASDAQ
8.000% Series D Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock, par value $0.01 per share, $25.00 Liquidation Preference
Document Information [Line Items]
Title of 12(b) Security	8.000% Series D Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock, par value $0.01 per share, $25.00 Liquidation Preference
Trading Symbol	NYMTN
Security Exchange Name	NASDAQ
7.875% Series E Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock, par value $0.01 per share, $25.00 Liquidation Preference
Document Information [Line Items]
Title of 12(b) Security	7.875% Series E Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock, par value $0.01 per share, $25.00 Liquidation Preference
Trading Symbol	NYMTM
Security Exchange Name	NASDAQ
6.875% Series F Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock, par value $0.01 per share, $25.00 Liquidation Preference
Document Information [Line Items]
Title of 12(b) Security	6.875% Series F Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock, par value $0.01 per share, $25.00 Liquidation Preference
Trading Symbol	NYMTL
Security Exchange Name	NASDAQ
7.000% Series G Cumulative Redeemable Preferred Stock, par value $0.01 per share, $25.00 Liquidation Preference
Document Information [Line Items]
Title of 12(b) Security	7.000% Series G Cumulative Redeemable Preferred Stock, par value $0.01 per share, $25.00 Liquidation Preference
Trading Symbol	NYMTZ
Security Exchange Name	NASDAQ
9.125% Senior Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	9.125% Senior Notes due 2029
Trading Symbol	NYMTI
Security Exchange Name	NASDAQ
9.125% Senior Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	9.125% Senior Notes due 2030
Trading Symbol	NYMTG
Security Exchange Name	NASDAQ
9.875% Senior Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	9.875% Senior Notes due 2030
Trading Symbol	NYMTH
Security Exchange Name	NASDAQ